Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Prepaid Expenses [abstract]
Schedule Of Prepaid Expenses

At December 31,	2018	2017
		Restated (Note 5)
Prepaid expenses	$1,593	$978
Costs incurred to obtain contracts with customers	367	396
Total prepaid expenses	$1,960	$1,374